Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 7,826	$ 7,686
Marketable securities (Note D)	701	508
Notes and accounts receivable - trade (net of allowances of $290 in 2016 and $367 in 2015)	9,182	8,333
Short-term financing receivables (net of allowances of $337 in 2016 and $490 in 2015) (Note F)	19,006	19,020
Other accounts receivable (net of allowances of $48 in 2016 and $51 in 2015)	1,057	1,201
Inventories (Note E)	1,553	1,551
Prepaid expenses and other current assets	4,564	4,205
Total current assets	43,888	42,504
Property, plant and equipment (Note G)	30,133	29,342
Less: Accumulated depreciation (Note G)	19,303	18,615
Property, plant and equipment - net (Note G)	10,830	10,727
Long-term financing receivables (net of allowances of $101 in 2016 and $118 in 2015) (Note F)	9,021	10,013
Prepaid pension assets (Note S)	3,034	1,734
Deferred taxes (Note N)	5,224	4,822
Goodwill (Note I)	36,199	32,021
Intangible assets - net (Note I)	4,688	3,487
Investments and sundry assets (Note H)	4,585	5,187
Total assets	117,470	110,495
Current liabilities
Taxes (Note N)	3,235	2,847
Short-term debt (Notes D&J)	7,513	6,461
Accounts payable	6,209	6,028
Compensation and benefits	3,577	3,560
Deferred income	11,035	11,021
Other accrued expenses and liabilities	4,705	4,353
Total current liabilities	36,275	34,269
Long-term debt (Notes D&J)	34,655	33,428
Retirement and nonpension postretirement benefit obligations (Note S)	17,070	16,504
Deferred income	3,600	3,771
Other liabilities (Note K)	7,477	8,099
Total liabilities	99,078	96,071
Contingencies and commitments (Note M)
IBM stockholders' equity
Common stock, par value $0.20 per share, and additional paid-in capital; Shares authorized: 4,687,500,000 (Shares issued: 2016 - 2,225,116,815; 2015 - 2,221,223,449)	53,935	53,262
Retained earnings	152,759	146,124
Treasury stock, at cost (shares: 2016 - 1,279,249,412; 2015 - 1,255,494,724)	(159,050)	(155,518)
Accumulated other comprehensive income/(loss)	(29,398)	(29,607)
Total IBM stockholders' equity	18,246	14,262
Noncontrolling interests (Note A)	146	162
Total equity	18,392	14,424
Total liabilities and equity	$ 117,470	$ 110,495